Share-Based Compensation (Narrative) (Details) ¥ / shares in Units, ¥ in Thousands							1 Months Ended	12 Months Ended
	Mar. 03, 2016 CNY (¥) shares	Aug. 14, 2015 ¥ / shares $ / shares shares	May 20, 2015 ¥ / shares shares	May 05, 2015 shares	Feb. 06, 2015 ¥ / shares shares	Aug. 30, 2014 ¥ / shares shares	Dec. 31, 2011 ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 ¥ / shares shares	Dec. 31, 2012 ¥ / shares shares	Mar. 03, 2016 $ / shares
Share-Based Compensation [Line Items]
Weighted average grant date fair value | ¥ / shares									¥ 13.43	¥ 13.32
Total intrinsic value of options exercised | ¥								¥ 50,199
Unrecognized compensation expense | ¥								¥ 37,865
Unrecognized compensation expense, recognition period	2 years 10 months 20 days							1 year 10 months 24 days
Share options granted | shares						5,903,533		0	4,472,745	8,892,833
Exercise price of share options granted (in dollars per share) | ¥ / shares						¥ 0.1
Allocated Share-based Compensation Expense | ¥								¥ 34,185	¥ 25,195	¥ 84,963
Share-based Payment Award, Options, Outstanding | shares	2,098,111							12,852,197	16,574,854	15,153,023	7,515,838
Weighted Average Exercise Price Outstanding | ¥ / shares								¥ 2.2	¥ 3.5	¥ 0.1	¥ 0.1
Nonemployee Services Transaction, Modification of Terms, Incremental Compensation Cost | ¥	¥ 3,432
Share-based Payment Award, Compensation Cost | ¥	956
Nonvested Awards, Compensation Cost Not yet Recognized | ¥	¥ 2,476
2014 Plan [Member]
Share-Based Compensation [Line Items]
Shares authorized | shares								20,331,467
2015 Plan [Member]
Share-Based Compensation [Line Items]
Shares authorized | shares				4,400,000
Expiration period				10 years
Description and terms of unissued shares reserved under the Plan								On December 31, 2016, as the unissued Shares reserved under the 2015 Plan account for less than 1.5% of the then total issued and outstanding shares on an as-converted basis, on January 1, 2017, the number of shares reserved for future issuances under the 2015 Plan was automatically increased to 1.5% of the then total issued and outstanding Shares.
Minimum [Member]
Share-Based Compensation [Line Items]
Weighted Average Exercise Price Outstanding | $ / shares		$ 1.5											$ 0.0001
Maximum [Member]
Share-Based Compensation [Line Items]
Weighted Average Exercise Price Outstanding | $ / shares		$ 2.87											$ 1.5
Restricted share units [Member] | 2015 Plan [Member]
Share-Based Compensation [Line Items]
Granted | shares								3,663,574	3,976,311
Management and employees
Share-Based Compensation [Line Items]
Share options granted | shares					3,949,975
Vesting period					4 years
Management and employees | 2015 Plan [Member]
Share-Based Compensation [Line Items]
Share options granted | shares		452,770
Vesting period		4 years
Management and employees | Minimum [Member]
Share-Based Compensation [Line Items]
Exercise price of share options granted (in dollars per share) | ¥ / shares					¥ 9.2
Management and employees | Minimum [Member] | 2015 Plan [Member]
Share-Based Compensation [Line Items]
Exercise price of share options granted (in dollars per share) | ¥ / shares		$ 11.67
Management and employees | Maximum [Member]
Share-Based Compensation [Line Items]
Exercise price of share options granted (in dollars per share) | ¥ / shares					¥ 17.6
Management and employees | Maximum [Member] | 2015 Plan [Member]
Share-Based Compensation [Line Items]
Exercise price of share options granted (in dollars per share) | ¥ / shares		$ 18.6
Senior management and a consultant [Member]
Share-Based Compensation [Line Items]
Share options granted | shares											74,209	932,414
Exercise price of share options granted (in dollars per share) | ¥ / shares											¥ 0.1	¥ 0.1
Directors, senior management and employees [Member]
Share-Based Compensation [Line Items]
Share options granted | shares							3,443,615				3,525,191	366,008
Exercise price of share options granted (in dollars per share) | ¥ / shares							¥ 0.1				¥ 0.1	¥ 0.1
Vesting period							4 years				4 years	4 years
Senior management [Member] | 2014 Plan [Member]
Share-Based Compensation [Line Items]
Share options granted | shares			70,000
Exercise price of share options granted (in dollars per share) | ¥ / shares			¥ 0.001
Vesting period			4 years
Employees and senior management [Member]
Share-Based Compensation [Line Items]
Share options granted | shares						2,989,300
Exercise price of share options granted (in dollars per share) | ¥ / shares						¥ 0.1
Vesting period						4 years